Property, Plant and Equipment - Disclosure of Sensitivity Analysis - Impairment of Assets (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Property, plant and equipment [abstract]
Percentage increase resulting in additional impairment	11.90%	11.80%
Percentage decrease resulting in additional impairment	11.90%	11.80%
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Percentage decrease resulting in additional impairment	11.90%	11.80%
Percentage increase resulting in additional impairment	11.90%	11.80%
Doornkop [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 11.9% decrease	R 2,623
Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 11.9% decrease	450	R 1,719
Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 11.9% decrease		0
Kalgold
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 11.9% decrease		R 475
Target North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 11.9% decrease	2,898
Impairment 11.9% increase	R 2,688